U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1
Name and address of issuer: Dryden California Municipal Fund,
 100 Mulberry Street,
Gateway Center Three, Newark, New Jersey, 07102-4077



2
Name of each series or class of securities for which this Form is filed (if the Form
is being filed for all series and classes of securities of the issuer, check the box
but do not list series or classes): [The California Series & the California Income
Series are both series of Dryden California Municipal Fund. There are other series of Dryden California Municipal Fund. This form is being filed for all classes of
shares of the California Series and the California Income
Series.]



3
Investment Company Act File Number: 	811-4024.
Securities Act File Number: 	02-91215.



4 (a)
Last day of fiscal year for which this Form is filed:
August 31, 2005.



4 (b)
[ ] Check box if this Form is being filed late (i.e. more than 90 calendar days after the end of the issuer?s fiscal year) (See Instruction
A.2).



Note: If the Form is being filed late, interest must be paid on the registration fee due.



4 (c)
[ ] Check box if this is the last time the issuer will be filing this Form.



5
Calculation of registration fee:




    (i)
Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):
$21,939,700



   (ii)
Aggregate price of securities redeemed or repurchased
during the fiscal year:
$52,933,690



 (iii)
Aggregate price of securities redeemed or repurchased
during any prior fiscal year ending no earlier than
October 11, 1995 that were not previously used to
reduce registration fees payable to the Commission:
$237,416,647






  (iv)
Total available redemption credits [add Items 5(ii)
and 5(iii)]:
$290,350,337



   (v)
Net sales - If Item 5(i) is greater than Item 5(iv)
[subtract Item 5(iv) from Item 5(i)]:
$0



 (vi)
Redemption credits available for use in future years
- if Item 5(i) is less than Item 5(iv)[subtract Item
5(iv) from Item (5(i)]:
$(268,410,637)



(vii)
Multiplier for determining registration fee (See
instruction C.9):
x  .0001070



(viii)
Registration fee due [multiply Item 5(v) by Item
5(vii)] enter  ? 0 ?  if no fee is due.
=  $0



6
Prepaid Shares


If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect
before October 11, 1997, then report the amount of securities
 (number of shares or
other units) deducted here: 0 .  If there is a number of
 shares or other units that
were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0 .



7
Interest due - if this Form is being filed more than
90 days after the end of the issuer?s fiscal year
(See Instruction D):
+  $0



	8
	Total amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
	=  $0



	9
	Date the registration fee and any interest payment was sent to the Commission?s lockbox depository:
	N/A





	Method of Delivery:     N/A





		[  ] Wire Transfer
		[  ] Mail or other means









SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By: (Signature and Title)
/s/ Jack Benintende

	Jack Benintende

	Acting Treasurer

Date: November 29, 2005